Stock-Based Compensation - Additional Information (Detail) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 03, 2016	Oct. 28, 2015	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance								13,777,199	24,583,643
Option issued to purchase common stock								233,152
Stock-based compensation expense				$ 478,000		$ 805,000	$ 38,000	$ 472,000	$ 274,000	$ 315,000
Fair value of option								$ 506,000	$ 183,000	$ 262,000
Weighted Average Exercise Price								$ 7.13	$ 1.91	$ 1.32
Risk-free interest rate								1.68%	1.93%	0.97%
Expected terms								5 years 11 months 27 days	6 years 15 days	5 years 11 months 5 days
Expected Volatility Rate								56.86%	60.16%	60.45%
Expected Dividend Rate								0.00%	0.00%	0.00%
Proceeds from Stock Options Exercised						$ 43,000	$ 57,000	$ 95,000	$ 177,000	$ 16,000
Aggregate intrinsic value of the stock option exercised								8,115,000
Aggregate intrinsic value of the stock option exercised								175,000	248,000
Unrecognized compensation cost related to the unvested stock-based awards								$ 1,921,000	$ 828,000
Compensation cost not yet recognized, period for recognition								3 years 2 months 1 day	3 years 5 months 9 days
Prior to 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 168,000
Adjustments For Immaterial Errors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 310,000
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option issued to purchase common stock						0	0	0	0	0
Number of options unvested			83,250			83,250		83,250
Fair value of option						$ 829,000		$ 715,000
Non-Employees [Member] | Prior to 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 0	$ (472,000)		$ 0	$ (100,000)	$ (111,000)	$ 71,000	$ 98,000
Option issued to purchase common stock						203,964		203,964
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance			1,284,444			1,284,444
Common stock reserved for issuance	1,581,839
Common stock reserved for issuance, percentage of number of shares of common stock outstanding	3.00%
2016 ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance			138,757			138,757
Common stock reserved for issuance	138,757
Common stock reserved for issuance, percentage of number of shares of common stock outstanding	1.00%
Two Thousand Eight Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized								1,650,975	3,732,343
Common stock available for issuance								492,692	2,622,404
Common stock reserved for issuance								3,732,343	1,650,975
Stock option vesting period								4 years
Option issued to purchase common stock								233,152	501,724	143,665
Stock-based compensation expense								$ 470,000	$ 203,000	$ 217,000
Two Thousand Eight Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price of fair value per share on grant date								100.00%
Two Thousand Eight Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted, exercisable period								10 years
Two Thousand Eight Equity Incentive Plan [Member] | Non-Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period								6 months
Two Thousand Eight Equity Incentive Plan [Member] | Non-Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period								4 years
One Time Stock Option Grant to non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		9,250
Weighted Average Exercise Price		$ 2.38
Average Grant Date Fair Value		$ 12.23
Risk-free interest rate		0.00%
Expected terms		29 days
Expected Volatility Rate		60.28%
Expected Dividend Rate		0.00%
Stock or Unit Option Plan Expense								$ 113,000
Proceeds from Stock Options Exercised								22,000
Aggregate intrinsic value of the stock option exercised								$ 114,000